Share-based payments - Unrecognized Share-based Compensation Cost (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Unrecognized Share-based Compensation Cost
Total unrecognized expense	$ 21,634	$ 24,772
EDIP | Time vesting shares
Unrecognized Share-based Compensation Cost
Unrecognized cost	$ 6,573	$ 8,829
Weighted average years over which it is expected to be recognized	1 year 6 months 7 days	1 year 10 months 17 days
ELTIP | Time vesting shares
Unrecognized Share-based Compensation Cost
Unrecognized cost	$ 8	$ 66
Weighted average years over which it is expected to be recognized	1 month 13 days	1 year 1 month 13 days
ELTIP | Performance vesting shares
Unrecognized Share-based Compensation Cost
Unrecognized cost	$ 15,053	$ 15,877
Weighted average years over which it is expected to be recognized	1 year 7 months 24 days	1 year 9 months 14 days